Bank Owned Life Insurance and Annuities (Summary of Changes in Cash Value of BOLI and Annuities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Balance	$ 14,905	$ 14,807
Earnings	324	337
Premiums on existing policies	53	54	$ 60
Annuity payments received		(34)	(5)
Net proceeds from life insurance claim	(651)	(259)
Balance	14,631	14,905	14,807
Life Insurance [Member]
Balance	14,500	14,397
Earnings	309	321
Premiums on existing policies	40	41
Net proceeds from life insurance claim	(651)	(259)
Balance	14,198	14,500	14,397
Deferred Annuities [Member]
Balance	405	410
Earnings	15	16
Premiums on existing policies	13	13
Annuity payments received		(34)
Balance	$ 433	$ 405	$ 410